TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TRADE RECEIVABLES
At the beginning of the year	$ (124,612)	$ (100,615)
Acquisitions through business combinations	(129,592)	(174)
Increases	(143,722)	(112,102)
Uses	54,115	15,241
RECPAM and currency translation adjustments	72,892	73,038
At the end of the year	$ (270,919)	$ (124,612)